[EATON VANCE(R) LOGO]

[GRAPHIC]

Annual Report October 31, 2002

[GRAPHIC]

EATON VANCE
TAX-MANAGED
EQUITY ASSET
ALLOCATION
FUND

[GRAPHIC]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President


In the period from inception on March 4, 2002 until October 31, 2002, Eaton Vance Tax-Managed Equity Asset Allocation Fund, Class A shares, had a total return of -18.10%.(1) That return was the result of a decrease in net asset value per share (NAV) from $10.00 on March 4, 2002 to $8.19 on October 31, 2002. Class B shares had a total return of -18.30% for the same period, the result of a decrease in NAV from $10.00 to $8.17.(1) Class C shares had a total return of -18.50% for the same period, the result of a decrease in NAV from $10.00 to $8.15.(1)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. In the beginning of the fourth quarter, however, the market appeared to be staging a sustained rally; the Dow Jones Industrial Average ended October 2002 with its second strongest October percentage gain since 1982, when stocks were recovering from a bear market.(2)

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO IS MORE IMPORTANT THAN EVER

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy, such as Eaton Vance Tax-Managed Equity Asset Allocation Fund offers, can help manage risk. Finally, with near-term volatility expected in the markets, we believe that the Portfolios in which the Fund invests can leverage Eaton Vance's rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

In the pages that follow, Portfolio Manager Duncan W. Richardson reviews the Fund's performance and shares his insights into the outlook for equity investing.



                             Sincerely,

                             /s/ Thomas E. Faust Jr.
                             Thomas E. Faust Jr.
                             President
                             December 6, 2002



FUND INFORMATION
AS OF OCTOBER 31, 2002

PERFORMANCE(3)                   CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

Life of Fund+                    -18.10%     -18.30%      -18.50%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Life of Fund+                    -22.81%     -22.38%      -19.32%

+Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2)  It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC return for Class A reflects the maximum 5.75% sales charge. SEC return for Class B reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON,
SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND



[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager


Q:   Duncan, let's start with an overview of the Fund's investment objectives.

A: The Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates. With its "Fund of Funds" structure, Tax-Managed Equity Asset Allocation Fund provides diversification across a broad spectrum of equity market sectors and investment styles. At October 31, 2002, the Fund invested in seven Eaton Vance Tax-Managed Portfolios that hold U.S. and international stocks, ranging from small- to large-capitalization companies, incorporating both value and growth investment styles.

     To meet taxable shareholders' investment goals, the Fund utilizes a variety of tax-managed approaches to seek long-term, after-tax returns. Each Portfolio in which the Tax-Managed Equity Asset Allocation Fund invests is "tax-managed" at the Portfolio level. The Fund is an efficient way to diversify across asset classes with tax-conscious managers. Additionally, tax-paying investors face a conflict between the twin aims of maintaining a prudent level of portfolio diversification and tax efficiency. Rebalancing to achieve an appropriate asset allocation often means selling successful investments, thereby realizing taxable gains. The Fund's structure normally allows it to adjust its asset allocation without triggering capital gains. New cash inflows are used to invest in underweighted Portfolio positions and cash may be withdrawn to reduce investments in overweighted Portfolios. A withdrawal of cash by the Portfolio Manager to rebalance does not usually trigger the recognition of taxable gains for Fund shareholders. The Fund's structure offers an additional potential tax benefit, in that realized losses allocated to the Fund from one Portfolio are available to offset realized gains allocated to the Fund by other Portfolios. Tax-Managed Equity Asset Allocation Fund thus offers two levels of tax-management: through the tax-management of each manager and the structure of the overall Fund.

Q:   How did the Fund perform in its first eight months?

A: Tax-Managed Equity Asset Allocation Fund had a return of -18.10% for Class A shares, outperforming its primary benchmark, the Russell 3000 Index, which had a return of -22.34% for the period from March 31, 2002 to October 31, 2002 (index information is available only from month-end).* At October 31, 2002, the Fund invested in seven Portfolios and its performance is a direct result of the performance of the underlying Portfolios: five of the seven Portfolios outperformed their respective benchmarks since the Fund's commencement. Since its inception, we positioned the Fund to have two skews versus the mutual fund equity asset universe as classified by Morningstar: value over growth, and small- and mid-cap over large-cap. We also positioned the Fund to have an international exposure. All three of those strategies have, to date, worked in our favor.

CURRENT ALLOCATIONS+ BY TOTAL INVESTMENTS
Tax-Managed Value Portfolio                 25%

Tax-Managed Growth Portfolio                20%

Tax-Managed International Growth Portfolio  15%

Tax-Managed Mid-Cap Core Portfolio          10%

Tax-Managed Multi-Cap Opportunity Portfolio 10%

Tax-Managed Small-Cap Growth Portfolio      10%

Tax-Managed Small-Cap Value Portfolio       10%

+ Allocations are as of October 31, 2002. Fund profile and allocations are subject to change. You may obtain free copies of each of the Portfolios' most recent financial statements by contacting Eaton Vance Distributors at 1-800-225-6265 or from the EDGAR database on the Security and Exchange Commission's website (www.sec.gov).

*It is not possible to invest directly in an Index.

     Since March 2002, value stocks outperformed growth stocks, small- and mid-cap holdings outperformed their larger counterparts, and international markets have outpaced domestic returns.

Q:   How is risk managed and monitored in the Fund?

A: The Fund's prospectus sets parameters that limit small-cap and foreign stock exposure. The prospectus states that the Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies, and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. Our current weight in the two small-cap Portfolios in which the Fund invests is 20%, split between value and growth styles. For the international style, our allocation is 15%. We frequently monitor the characteristics, performance and risk profile of each of the Portfolios in which the Fund invests. The risk monitoring evaluates both absolute and benchmark risk. When necessary, the management and/or resources allocated to underperforming Portfolios will be changed.

Q:   Do you anticipate altering the allocation at all?

A: While we don't foresee any imminent changes to the Fund's allocation strategy, we will continue to monitor market trends and conditions. We believe the current allocation provides the Fund with a well-diversified Portfolio of Investments. Any asset allocation changes thought to be necessary by the Portfolio Manager (in consultation with Eaton Vance's Equity Strategy Committee) likely will be gradual.

Q:   What is your outlook for the Fund going forward?

A: In the near term, the outlook for the Fund will correspond with the direction of the overall market since the fund is so diversified. While we could weigh in on both sides of the bull or bear market debate, we don't feel that the near-term direction of the market can be accurately forecasted. The longer-term success of the Fund will be determined by the ability of our Portfolios to deliver superior stock selection versus their respective benchmarks. With respect to the market, one thing about which we are fairly certain is that volatility is here to stay. Because the Fund invests in a broad range of equity markets, we believe the Fund may help investors cope with the volatility found in today's markets.

     We are generally optimistic about the market today, but don't think that market returns will revert to the 15%-20% pace we saw in the late 1990s. We would reiterate that long-term participation in the market is as important as it was 10 years ago. Diversification through asset allocation is a great way to protect against excessive volatility. Expectations for equity market returns should be modest but we remain convinced that investors should participate in the market and can benefit from participation in a diversified, risk-managed and tax-managed structure such as the Fund offers.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND CLASS A VS. THE RUSSELL 3000 INDEX*

March 31, 2002 - October 31, 2002

                                           EATON
                                           VANCE
                           EATON        TAX-MANAGED
                           VANCE        EQUITY ASSET
                        TAX-MANAGED     ALLOCATION FUND
                         EQUITY ASSET      CLASS A                     RUSSELL
                        ALLOCATION FUND   INCLUDING                      3000
        DATE              CLASS A         SALES CHARGE                  INDEX
            3/31/2002      $10,000          $10,000                    $10,000
            4/30/2002      $ 9,798          $ 9,238                    $ 9,475
            5/31/2002      $ 9,654          $ 9,102                    $ 9,366
            6/30/2002      $ 9,009          $ 8,494                    $ 8,691
            7/31/2002      $ 8,094          $ 7,632                    $ 8,000
            8/31/2002      $ 8,162          $ 7,695                    $ 8,038
            9/30/2002      $ 7,411          $ 6,987                    $ 7,194
           10/31/2002      $ 7,883          $ 7,432                    $ 7,766


[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND CLASS B VS. THE RUSSELL 3000 INDEX*

March 31, 2002 - October 31, 2002

                          EATON
                          VANCE
                        TAX-MANAGED
                        EQUITY ASSET           RUSSELL
                       ALLOCATION FUND          3000
        DATE              CLASS B               INDEX
            3/31/2002     $10,000             $10,000
            4/30/2002     $ 9,788             $10,000
            5/31/2002     $ 9,635             $ 9,475
            6/30/2002     $ 8,990             $ 9,366
            7/31/2002     $ 8,087             $ 8,691
            8/31/2002     $ 8,144             $ 8,000
            9/30/2002     $ 7,394             $ 8,038
           10/31/2002     $ 7,856             $ 7,194
                          ($7,463, INCLUDING  $ 7,766
                           APPLICABLE SALES
                           CHARGE)

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND CLASS C VS. THE RUSSELL 3000 INDEX*

March 31, 2002 - October 31, 2002

                           EATON
                           VANCE
                        TAX-MANAGED
                        EQUITY ASSET          RUSSELL
                       ALLOCATION FUND          3000
        DATE               CLASS C              INDEX
            3/31/2002     $10,000             $10,000
            4/30/2002     $ 9,788             $10,000
            5/31/2002     $ 9,634             $ 9,475
            6/30/2002     $ 8,989             $ 9,366
            7/31/2002     $ 8,075             $ 8,691
            8/31/2002     $ 8,133             $ 8,000
            9/30/2002     $ 7,382             $ 8,038
           10/31/2002     $ 7,844             $ 7,194
                          ($7,766 INCLUDING   $ 7,766
                           APPLICABLE SALES
                           CHARGE)

PERFORMANCE**            CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

Life of Fund+           -18.10%      -18.30%     -18.50%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Life of Fund+           -22.81%      -22.38%     -19.32%

+Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

* Sources: Thomson Financial; Lipper, Inc.. Investment operations commenced 3/4/02. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations. After-tax returns are not presented because the Fund has less than one year of operations.

     The chart compares the Fund's total return with that of the Russell 3000 Index, a broad-based, unmanaged market index of 3000 U.S. stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the Russell 3000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC return for Class A reflects the maximum 5.75% sales charge. SEC return for Class B reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value
   (identified cost, $24,000,395)         $ 24,854,807
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $21,457,971)           19,906,722
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $16,934,729)           15,228,160
Investment in Tax-Managed Small-Cap
   Value Portfolio, at value (identified
   cost, $11,102,222)                       10,022,182
Investment in Tax-Managed Multi-Cap
   Opportunity Portfolio, at value
   (identified cost, $9,420,138)             9,983,131
Investment in Tax-Managed Mid-Cap Core
   Portfolio, at value (identified cost,
   $10,698,251)                              9,950,908
Investment in Tax-Managed Small-Cap
   Growth Portfolio, at value
   (identified cost, $9,895,671)             9,925,491
Receivable for Fund shares sold              1,751,352
Receivable from affiliate                       75,216
Prepaid expenses                                19,732
------------------------------------------------------
TOTAL ASSETS                              $101,717,701
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    114,774
Payable to affiliate for distribution
   and service fees                             19,959
Payable to affiliate for Trustees' fees            174
Accrued expenses                                50,359
------------------------------------------------------
TOTAL LIABILITIES                         $    185,266
------------------------------------------------------
NET ASSETS                                $101,532,435
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $113,053,081
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                         (7,941,936)
Accumulated net investment income               59,266
Net unrealized depreciation from
   Portfolios (computed on the basis of
   identified cost)                         (3,637,976)
------------------------------------------------------
TOTAL                                     $101,532,435
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 38,528,016
SHARES OUTSTANDING                           4,705,177
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.19
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.19)       $       8.69
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 31,101,423
SHARES OUTSTANDING                           3,809,095
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.17
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 31,902,996
SHARES OUTSTANDING                           3,913,773
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.15
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
------------------------------------------------------
Dividends allocated from Portfolios
   (net of foreign taxes, $12,325)        $    360,830
Interest allocated from Portfolios              24,042
Expenses allocated from Portfolios            (319,340)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $     65,532
------------------------------------------------------
Expenses
------------------------------------------------------
Investment adviser fee                    $     33,700
Administration fee                              51,196
Trustees' fees and expenses                        276
Distribution and service fees
   Class A                                      35,477
   Class B                                      99,644
   Class C                                      99,981
Registration fees                               48,255
Legal and accounting services                   30,867
Transfer and dividend disbursing agent
   fees                                         22,691
Printing and postage                             5,164
Custodian fee                                    4,192
Miscellaneous                                    3,659
------------------------------------------------------
TOTAL EXPENSES                            $    435,102
------------------------------------------------------
Deduct --
   Allocation of Fund expenses to
      affiliate                           $     75,216
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     75,216
------------------------------------------------------

NET EXPENSES                              $    359,886
------------------------------------------------------

NET INVESTMENT LOSS                       $   (294,354)
------------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (8,037,990)
   Securities sold short                       103,580
   Foreign currency transactions                  (479)
------------------------------------------------------
NET REALIZED LOSS                         $ (7,934,889)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (3,647,433)
   Securities sold short                         7,627
   Foreign currency                              1,830
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (3,637,976)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(11,572,865)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(11,867,219)
------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
--------------------------------------------------------------------
From operations --
   Net investment loss                    $                 (294,354)
   Net realized loss                                      (7,934,889)
   Net change in unrealized appreciation
      (depreciation)                                      (3,637,976)
--------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $              (11,867,219)
--------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $               50,246,843
      Class B                                             36,408,491
      Class C                                             40,730,881
   Cost of shares redeemed
      Class A                                             (6,959,963)
      Class B                                             (1,892,811)
      Class C                                             (5,133,787)
--------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $              113,399,654
--------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              101,532,435
--------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------
At beginning of period                    $                       --
--------------------------------------------------------------------
AT END OF PERIOD                          $              101,532,435
--------------------------------------------------------------------

Accumulated net investment
income included in net assets
--------------------------------------------------------------------
AT END OF PERIOD                          $                   59,266
--------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.024)
Net realized and unrealized
   loss                                    (1.786)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.810)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.190
---------------------------------------------------------

TOTAL RETURN(3)                            (18.10)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $38,528
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.55%(5)
   Net investment loss                      (0.43)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio                213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                   21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                           128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                    5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                      225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                   13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                           131%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               1.77%(5)
   Net investment loss                      (0.65)%(5)
Net investment loss per
   share(2)                               $(0.036)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.065)
Net realized and unrealized
   loss                                    (1.765)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.830)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.170
---------------------------------------------------------

TOTAL RETURN(3)                            (18.30)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $31,101
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.30%(5)
   Net investment loss                      (1.17)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio                213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                   21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                           128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                    5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                      225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                   13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                           131%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               2.52%(5)
   Net investment loss                      (1.39)%(5)
Net investment loss per
   share(2)                               $(0.077)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss(2)                    $(0.065)
Net realized and unrealized
   loss                                    (1.785)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(1.850)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 8.150
---------------------------------------------------------

TOTAL RETURN(3)                            (18.50)%
---------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $31,903
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           2.30%(5)
   Net investment loss                      (1.17)%(5)
Portfolio Turnover of
   Tax-Managed Value Portfolio                213%
Portfolio Turnover of
   Tax-Managed Growth
   Portfolio                                   21%
Portfolio Turnover of
   Tax-Managed International
   Growth Portfolio                           128%
Portfolio Turnover of
   Tax-Managed Small-Cap Value
   Portfolio                                    5%
Portfolio Turnover of
   Tax-Managed Multi-Cap
   Opportunity Portfolio                      225%
Portfolio Turnover of
   Tax-Managed Mid-Cap Core
   Portfolio                                   13%
Portfolio Turnover of
   Tax-Managed Small-Cap
   Growth Portfolio                           131%
---------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator. Had such
   action not been taken, the ratios and net investment
   loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               2.52%(5)
   Net investment loss                      (1.39)%(5)
Net investment loss per
   share(2)                               $(0.077)
---------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolios' allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates:
   Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of Tax-Managed Value Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Small-Cap Value Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio and Tax-Managed Small-Cap Growth Portfolio (4.4%, 0.1%, 15.9%, 57.8%, 20.4%, 58.0%, and 4.7%,
   respectively, at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of the financial statements of each of these Portfolios is available upon request from Eaton Vance Distributors, Inc. (EVD), a subsidiary of Eaton Vance Management (EVM) and the Fund's principal underwriter.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- The valuation policy of each Portfolio is as follows:
   Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $6,745,501 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                 PERIOD ENDED
    CLASS A                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                             5,550,097
    Redemptions                                        (844,920)
    -------------------------------------------------------------
    NET INCREASE                                      4,705,177
    -------------------------------------------------------------

                                                 PERIOD ENDED
    CLASS B                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                            4,042,897
    Redemptions                                       (233,802)
    -------------------------------------------------------------
    NET INCREASE                                     3,809,095
    -------------------------------------------------------------

                                                 PERIOD ENDED
    CLASS C                                   OCTOBER 31, 2002(1)
    -------------------------------------------------------------
    Sales                                            4,531,807
    Redemptions                                       (618,034)
    -------------------------------------------------------------
    NET INCREASE                                     3,913,773
    -------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annually) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. The Fund's allocated portion of the advisory fees paid by the Portfolios totaled $241,282 for the period from the start of business, March 4, 2002, to October 31, 2002. For the period from the start of business, March 4, 2002, to October 31, 2002, the advisory fee paid directly by the Fund amounted to $33,700.

   An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, March 4, 2002, to October 31, 2002, the administration fee amounted to $51,196. To reduce the net investment loss of the Fund, the Administrator was allocated $75,216 of the Fund's operating expenses.

   Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

   Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   performance of those activities. For the period from the start of business, March 4, 2002, to October 31, 2002, no significant amounts have been accrued or paid.

   EVD received $126,012 as its portion of the sales charge on sales of Class A for the period from the start of business, March 4, 2002, to October 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $74,712 and $74,986 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, March 4, 2002, to October 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,558,000, and $1,537,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, March 4, 2002, to October 31, 2002 amounted to $35,477, $24,932 and $24,995 for Class A,
   Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B, and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $28,000 and $4,000 of CDSC paid by shareholders for Class A, Class B shares or Class C shares, respectively, for the period from the start of business, March 4, 2002, to October 31, 2002.

7 Investment Transactions
-------------------------------------------
   For the period from the start of business, March 4, 2002, to October 31, 2002, increases and decreases in the Fund's investment in the Portfolios were as follows:

    PORTFOLIO                                 CONTRIBUTIONS  WITHDRAWALS
    --------------------------------------------------------------------
    Tax-Managed Value Portfolio                $27,867,816   $   706,490
    Tax-Managed Growth Portfolio                22,631,175       798,921
    Tax-Managed International Growth
     Portfolio                                  18,636,494       910,093
    Tax-Managed Small-Cap Value Portfolio       11,507,307       355,647
    Tax-Managed Multi-Cap Opportunity
     Portfolio                                  11,646,694       545,606
    Tax-Managed Mid-Cap Core Portfolio          11,257,856       217,855
    Tax-Managed Small-Cap Growth Portfolio      11,583,427       217,423

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2002, and the related statements of operations, and changes in net assets, and the financial highlights for the period from the start of business, March 4, 2002 to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Equity Asset Allocation Fund as of October 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, March 4, 2002 to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee            Since 1991      Chairman, President and          190              Director of EVC
 11/9/41                                                     Chief Executive Officer
                                                             of BMR, EVM and their
                                                             corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the
                                                             Trust.

NONINTERESTED TRUSTEE(S)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee            Since 1986      President of Dwight              190           Trustee/Director of the
 3/26/31                                                     Partners, Inc.                                  Royce Funds (mutual
                                                             (corporate relations                           funds) consisting of 17
                                                             and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee            Since 1986      Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                                                 Professor of Investment                        Co. (specialty retailer)
                                                             Banking Emeritus,                                 and Director of
                                                             Harvard University                                 Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business Administration.                         services company)

 Norton H. Reamer         Trustee            Since 1984      President, Unicorn               190                   None
 9/21/35                                                     Corporation (an
                                                             investment and
                                                             financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                          POSITION           OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee            Since 1984      Investment Adviser and           170                   None
 2/21/30                                                     Consultant.

 (1)  Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                          POSITION           OFFICE AND
      NAME AND            WITH THE           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           TRUST              SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President        Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59                                                 Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust         President           Since 2002      Executive Vice President and
 Jr. 5/31/58                                                 Chief Investment Officer of
                                                             EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter      Vice President        Since 1997      Vice President of EVM and BMR.
 8/20/43                                                     Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.             Vice President        Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57                                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 Michael R. Mach       Vice President        Since 1999      Vice President of EVM, and BMR
 7/15/47                                                     since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Duncan W.             Vice President        Since 2001      Senior Vice President and
 Richardson                                                  Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 investment
                                                             companies managed by EVM or
                                                             BMR.

 Walter A. Row, III    Vice President        Since 2001      Director of Equity Research
 7/20/57                                                     and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan Schiff          Vice President        Since 2002      Vice President of EVM and BMR.
 3/13/61                                                     Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,     Vice President        Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44                                                 Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD and EVC. Officer of
                                                             190 investment companies
                                                             managed by EVM or BMR.

 James L. O'Connor       Treasurer                           Vice President of BMR, EVM and
 4/1/45                                                      EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:



- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.



- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).



- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



           For more information about Eaton Vance's privacy policies, call:1-800-262-1122



EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.



1299-12/02                                                             TMEAASRC